Business Combinations - Fair Value of Acquisition Amounts at Acquisition Date (Detail) - USD ($) $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2013	Aug. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2015	Mar. 31, 2014	Nov. 30, 2013
Net tangible assets (liabilities) acquired
Goodwill		$ 507,611			$ 493,671	$ 507,611	$ 312,412	$ 460,049
Redeemable noncontrolling interests		(10,966)				(10,966)
Net purchase price				$ 17,847	17,847	205,470	16,207
Glad to Have You Inc [Member]
Net tangible assets (liabilities) acquired
Cash					25
Deferred revenue					(65)
Other					17
Total tangible assets (liabilities) acquired					(23)
Deferred tax liabilities					(1,653)				$ (1,653)
Goodwill					11,647
Aggregate purchase price					16,791
Less: cash acquired					(25)
Net purchase price					16,766
Glad to Have You Inc [Member] | Developed technology [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets					3,760
Glad to Have You Inc [Member] | Customer relationships [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets					1,643
Glad to Have You Inc [Member] | Non-competition agreements [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets					240
Glad to Have You Inc [Member] | Trade names [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets					1,177
Stayz [Member]
Net tangible assets (liabilities) acquired
Cash						4,942
Deferred revenue		(2,234)				(2,234)
Amounts payable to property owners		(4,187)				(4,187)
Other		(365)				(365)
Total tangible assets (liabilities) acquired		(1,844)				(1,844)
Deferred tax liabilities		(5,313)				(5,313)
Goodwill		177,777			$ 178,288	177,777		$ 178,288
Aggregate purchase price						197,254
Less: cash acquired						(4,942)
Net purchase price		197,820				192,312
Stayz [Member] | Developed technology [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		1,735				1,735
Stayz [Member] | Customer relationships [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		18,288				18,288
Stayz [Member] | Non-competition agreements [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		1,387				1,387
Stayz [Member] | Trade names [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		5,224				5,224
Bookabach [Member]
Net tangible assets (liabilities) acquired
Cash						395
Deferred revenue		(350)				(350)
Amounts payable to property owners		(194)				(194)
Other		228				228
Total tangible assets (liabilities) acquired		79				79
Deferred tax liabilities		(228)				(228)				$ (228)
Goodwill		3,514				3,514
Redeemable noncontrolling interests		(1,938)				(1,938)
Aggregate purchase price	$ 1,461					2,398
Less: cash acquired						(395)
Net purchase price						2,003
Bookabach [Member] | Developed technology [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		64				64
Bookabach [Member] | Customer relationships [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		446				446
Bookabach [Member] | Non-competition agreements [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		300				300
Bookabach [Member] | Trade names [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		161				161
Travelmob [Member]
Net tangible assets (liabilities) acquired
Cash						63
Deferred revenue		(43)				(43)
Amounts payable to property owners		(473)				(473)
Other		(123)				(123)
Total tangible assets (liabilities) acquired		(576)				(576)
Deferred tax liabilities		(513)	$ (513)			(513)
Goodwill		16,833				16,833
Redeemable noncontrolling interests		(9,028)				(9,028)
Aggregate purchase price						11,533
Less: cash acquired						(63)
Net purchase price			$ 20,000			11,470
Travelmob [Member] | Developed technology [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		2,937				2,937
Travelmob [Member] | Customer relationships [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		1,123				1,123
Travelmob [Member] | Non-competition agreements [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		150				150
Travelmob [Member] | Trade names [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets		$ 607				$ 607
Toprural [Member]
Net tangible assets (liabilities) acquired
Cash							3,220
Deferred revenue							(2,269)
Other							(315)
Total tangible assets (liabilities) acquired							636
Deferred tax liabilities							(3,193)
Goodwill							11,190
Aggregate purchase price							19,277
Less: cash acquired							(3,220)
Net purchase price							16,057
Toprural [Member] | Developed technology [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets							2,144
Toprural [Member] | Customer relationships [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets							7,440
Toprural [Member] | Trade names [Member]
Net tangible assets (liabilities) acquired
Amortizable intangible assets							$ 1,060